General and Administrative Expenses (Details) - Schedule of general and administrative expenses	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Schedule of general and administrative expenses [Abstract]
Salaries and related expenses	$ 284,000	$ 407,000		$ 236,000
Professional services	294,000	203,000		307,000
Consulting and director fees	1,206,000	775,000		639,000
Management fees	99,000	317,000		440,000
Travel	43,000	80,000		73,000
Office and general	603,000	304,000		297,000
Regulatory and filing fees	47,000	46,000		19,000
Shareholder relations	281,000	191,000		251,000
Total	$ 2,857,000	$ 2,322,681	$ 3,081,966	$ 2,261,990	$ 2,929,277